UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 115.4%
AUSTRALIA 5.3%
ELECTRIC—INTEGRATED ELECTRIC 0.5%
AGL Energy Ltd.	1,059,686	$12,562,524

MARINE PORTS 1.7%
Asciano Ltd.	7,057,742	37,385,414

TOLL ROADS 3.1%
Macquarie Atlas Roads Group	2,489,900	6,278,493
Transurban Group(a)	9,242,660	62,473,425
		68,751,918
TOTAL AUSTRALIA		118,699,856

AUSTRIA 0.5%
AIRPORTS
Flughafen Wien AG	133,926	11,182,857

BRAZIL 0.3%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	704,047	5,948,194

CANADA 6.7%
ELECTRIC—INTEGRATED ELECTRIC 0.2%
TransAlta Renewables	531,500	5,505,067

MARINE PORTS 0.6%
Westshore Terminals Investment Corp.	457,561	13,653,903

PIPELINES—C-CORP 5.2%
AltaGas Ltd.	280,920	11,861,875
Enbridge(a)	1,366,054	65,390,557
Inter Pipeline Ltd.	435,000	14,118,711
TransCanada Corp.(a)	476,608	24,546,408
		115,917,551
RAILWAYS 0.7%
Canadian Pacific Railway Ltd	70,459	14,622,783
TOTAL CANADA		149,699,304

CHILE 0.3%
WATER
Aguas Andinas SA, Class A	12,000,000	6,991,265

CHINA 0.6%
GAS DISTRIBUTION 0.3%
Towngas China Co., Ltd. (Cayman Islands) (HKD)	5,720,000	6,136,319

	Number of Shares	Value
TOLL ROADS 0.3%
Jiangsu Expressway Co., Ltd., Class H (HKD)	6,498,000	$6,820,312
TOTAL CHINA		12,956,631

FRANCE 9.8%
COMMUNICATIONS—SATELLITES 1.0%
Eutelsat Communications(a)	717,071	23,154,140

ELECTRIC—INTEGRATED ELECTRIC 2.3%
GDF Suez(a)	2,096,872	52,598,320

TOLL ROADS 6.0%
Groupe Eurotunnel SA	2,976,547	36,362,165
Vinci SA(a)	1,687,572	98,059,134
		134,421,299
WATER 0.5%
Suez Environnement Co.	621,982	10,523,040
TOTAL FRANCE		220,696,799

GERMANY 1.9%
AIRPORTS 0.6%
Fraport AG	193,492	12,722,952

ELECTRIC—INTEGRATED ELECTRIC 1.3%
E.ON AG(a)	1,584,199	29,003,383
TOTAL GERMANY		41,726,335

HONG KONG 1.3%
GAS DISTRIBUTION 0.9%
Hong Kong and China Gas Co., Ltd.	9,412,700	20,413,771

MARINE PORTS 0.4%
Cosco Pacific Ltd. (Bermuda)	6,576,000	8,739,939
TOTAL HONG KONG		29,153,710

ITALY 4.8%
COMMUNICATIONS—TOWERS 0.4%
Ei Towers S.p.A.(b)	168,259	8,927,949

ELECTRIC—INTEGRATED ELECTRIC 2.7%
Enel S.p.A.(a)	11,343,587	60,204,251

GAS DISTRIBUTION 0.5%
Snam S.p.A.(a)	2,093,970	11,584,179

TOLL ROADS 1.2%
Atlantia S.p.A.(a)	1,069,413	26,406,627

	Number of Shares	Value
TOTAL ITALY		$107,123,006

JAPAN 8.1%
ELECTRIC—INTEGRATED ELECTRIC 0.8%
Chubu Electric Power Co.(b)	388,400	4,458,588
Kansai Electric Power Co.(a),(b)	1,299,900	12,284,899
		16,743,487
GAS DISTRIBUTION 0.8%
Osaka Gas Co., Ltd.	4,649,000	18,680,778

RAILWAYS 6.5%
Central Japan Railway Co.(a)	311,700	42,104,723
East Japan Railway Co.(a)	613,200	45,958,550
West Japan Railway Co.(a)	1,298,100	58,108,247
		146,171,520
TOTAL JAPAN		181,595,785

LUXEMBOURG 1.9%
COMMUNICATIONS—SATELLITES
SES SA(a)	1,211,441	41,886,792

MEXICO 0.9%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,016,300	6,849,743
Grupo Aeroportuario del Pacifico SAB de CV, ADR	214,356	14,456,169
TOTAL MEXICO		21,305,912

NETHERLANDS 0.7%
MARINE PORTS
Koninklijke Vopak NV	301,452	16,267,505

PORTUGAL 1.0%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	5,419,930	23,651,704

SOUTH KOREA 0.7%
ELECTRIC—REGULATED ELECTRIC
Korea Electric Power Corp.	358,750	16,386,401

SPAIN 5.2%
GAS DISTRIBUTION 1.0%
Enagas SA	662,236	21,354,249

TOLL ROADS 4.2%
Abertis Infraestructuras SA(a)	1,967,432	38,864,867

	Number of Shares	Value
Ferrovial SA	2,908,385	$56,405,626
		95,270,493
TOTAL SPAIN		116,624,742

SWITZERLAND 1.9%
AIRPORTS
Flughafen Zuerich AG	68,394	42,947,735

UNITED KINGDOM 6.0%
COMMUNICATIONS—SATELLITES 1.4%
Inmarsat PLC(a)	2,699,100	30,673,282

ELECTRIC 3.3%
INTEGRATED ELECTRIC 0.5%
SSE PLC(a)	479,327	12,021,134

REGULATED ELECTRIC 2.8%
National Grid PLC(a)	4,279,335	61,604,509
TOTAL ELECTRIC		73,625,643

PIPELINES—MLP 0.5%
Seadrill Partners LLC (USD)	364,483	11,368,225

WATER 0.8%
Pennon Group PLC	1,475,533	18,921,199
TOTAL UNITED KINGDOM		134,588,349

UNITED STATES 57.5%
COMMUNICATIONS 17.5%
TELECOMMUNICATIONS 0.5%
AT&T(a),(c)	342,100	12,055,604

TOWERS 17.0%
American Tower Corp.(a),(c)	1,753,294	164,160,917
Crown Castle International Corp.(a),(c)	1,822,060	146,730,492
SBA Communications Corp., Class A(a),(b),(c)	628,373	69,686,566
		380,577,975
TOTAL COMMUNICATIONS		392,633,579

ELECTRIC 15.1%
INTEGRATED ELECTRIC 7.9%
Dominion Resources VA(a),(c)	1,007,470	69,606,102
Exelon Corp.(a),(c)	839,482	28,617,942
NextEra Energy(a),(c)	729,860	68,519,257
NextEra Energy Partners LP(b)	152,793	5,300,389

	Number of Shares	Value
PPL Corp.(a)	190,417	$6,253,294
		178,296,984
REGULATED ELECTRIC 7.2%
Alliant Energy Corp.	337,877	18,721,765
CenterPoint Energy(a),(c)	980,833	24,000,983
CMS Energy Corp.(a),(c)	1,320,931	39,178,813
DTE Energy Co.(a),(c)	526,340	40,043,947
Duke Energy Corp.(a),(c)	294,439	22,015,204
PG&E Corp.(a),(c)	373,394	16,817,666
		160,778,378
TOTAL ELECTRIC		339,075,362

GAS DISTRIBUTION 3.3%
Atmos Energy Corp.(a)	256,218	12,221,599
NiSource	165,630	6,787,517
Sempra Energy(a),(c)	527,000	55,535,260
		74,544,376
PIPELINES 19.4%
PIPELINES—C-CORP 4.5%
Plains GP Holdings LP, Class A	896,700	27,483,855
SemGroup Corp., Class A(a),(c)	282,864	23,554,086
Williams Cos. (The)(a),(c)	899,306	49,776,587
		100,814,528
PIPELINES—MLP 14.5%
Access Midstream Partners LP	183,705	11,690,986
Cone Midstream Partners LP(b)	345,930	9,720,633
Dynagas LNG Partners LP (Marshall Island)	500,800	11,823,888
Enable Midstream Partners LP	231,846	5,712,685
Energy Transfer Equity LP	391,560	24,155,336
Enterprise Products Partners LP	339,080	13,664,924
EQT Midstream Partners LP	286,106	25,637,959
Golar LNG Partners LP (Marshall Islands)	363,176	12,609,471
Kinder Morgan Management LLC(b)	67,107	6,318,124
MarkWest Energy Partners LP	528,350	40,587,847
MPLX LP	284,792	16,785,641
NGL Energy Partners LP	745,000	29,330,650
Oiltanking Partners LP	561,178	27,828,817
Rose Rock Midstream LP	336,714	19,916,633
Summit Midstream Partners LP	186,865	9,503,954

	Number of Shares	Value
Tallgrass Energy Partners LP	394,800	$17,888,388
Transocean Partners LLC (Marshall Islands)(b)	191,423	5,011,454
USA Compression Partners LP	484,300	11,763,647
Valero Energy Partners LP	222,027	9,909,065
VTTI Energy Partners LP (Marshall Islands)(b)	418,619	10,490,592
Westlake Chemical Partners LP(b)	140,884	4,085,636
		324,436,330
PIPELINES—OTHER 0.4%
CorEnergy Infrastructure Trust(a),(c)	1,265,267	9,464,197
TOTAL PIPELINES		434,715,055

RAILWAYS 0.6%
Union Pacific Corp.	134,971	14,633,556

SHIPPING 1.6%
GasLog Ltd. (Bermuda)	85	1,871
Teekay Corp. (Marshall Islands)	534,532	35,471,543
		35,473,414
TOTAL UNITED STATES		1,291,075,342
TOTAL COMMON STOCK (Identified cost—$1,909,864,961)		2,590,508,224

PREFERRED SECURITIES—$25 PAR VALUE 6.4%
HONG KONG 0.5%
TRANSPORT—MARINE
Seaspan Corp., 6.375%, due 4/30/19 (USD)	102,475	2,622,335
Seaspan Corp., 9.50%, Series C (USD)(a)	335,776	8,975,293
		11,597,628
MARSHALL ISLANDS 0.2%
TRANSPORT—MARINE
Teekay Offshore Partners LP, 7.25%, Series A (USD)	200,000	4,958,000

NETHERLANDS 0.5%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.375% (USD)(a),(c)	450,000	11,497,500

UNITED KINGDOM 0.8%
BANKS—FOREIGN
Barclays Bank PLC, 8.125%, Series V (USD)(a)	240,000	6,232,800
National Westminster Bank PLC, 7.76%, Series C (USD)(a),(c)	284,091	7,352,275
RBS Capital Funding Trust VII, 6.08%, Series G (USD)	160,000	3,822,400

	Number of Shares	Value
		$17,407,475
UNITED STATES 4.4%
BANKS 1.3%
AgriBank FCB, 6.875%, ($100 Par Value)(a)	37,000	3,954,375
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(d)	52,500	5,542,031
Countrywide Capital IV, 6.75%, due 4/1/33(a),(c)	241,288	6,150,431
Countrywide Capital V, 7.00%, due 11/1/36(a)	250,000	6,425,000
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	1,162	1,533,840
Regions Financial Corp., 6.375%, Series B	207,410	5,264,066
Zions Bancorp, 7.90%, Series F(a)	34,731	972,468
		29,842,211
ELECTRIC—INTEGRATED 0.4%
Integrys Energy Group, 6.00%, due 8/1/73(a)	237,338	6,085,346
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	125,586	3,032,902
		9,118,248
FINANCE 0.5%
Goldman Sachs Group, 5.95%, Series I(a)	96,465	2,324,807
Goldman Sachs Group, 6.375%, Series K(a)	150,000	3,799,500
Morgan Stanley, 6.875%(a)	210,732	5,506,427
		11,630,734
INDUSTRIALS—CHEMICALS 0.5%
CHS, 6.75%(a)	180,000	4,588,200
CHS, 7.10%, Series II(a)	220,000	5,852,000
		10,440,200
INSURANCE 0.6%
LIFE/HEALTH INSURANCE 0.2%
Principal Financial Group, 6.518%, Series B (FRN)(a),(c)	179,570	4,571,852

MULTI-LINE 0.3%
Hanover Insurance Group/The, 6.35%, due 3/30/53	82,237	1,981,090
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	150,000	4,438,500
		6,419,590
REINSURANCE 0.1%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	105,718	2,908,302

	Number of Shares	Value
TOTAL INSURANCE		$13,899,744

INTEGRATED TELECOMMUNICATIONS SERVICES 0.2%
Qwest Corp., 7.375%, due 6/1/51(a),(c)	133,136	3,464,199

PIPELINES 0.2%
NuStar Logistics LP, 7.625%, due 1/15/43	188,060	4,897,082

REAL ESTATE 0.7%
DIVERSIFIED 0.4%
Coresite Realty Corp., 7.25%, Series A(a)	99,000	2,558,655
Duke Realty Corp., 6.50%, Series K(a),(c)	100,900	2,529,563
Retail Properties of America, 7.00%(a)	99,400	2,592,352
Saul Centers, 6.875%, Series C(a)	79,140	2,057,640
		9,738,210
OFFICE 0.3%
American Realty Capital Properties, 6.70%, Series F(a)	247,888	5,731,170
TOTAL REAL ESTATE		15,469,380
TOTAL UNITED STATES		98,761,798
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$133,530,110)		144,222,401

PREFERRED SECURITIES—CAPITAL SECURITIES 13.8%
AUSTRALIA 0.2%
OIL & GAS EXPLORATION & PRODUCTION
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (EUR)	3,560,000	5,030,504

BERMUDA 0.4%
INSURANCE—REINSURANCE—FOREIGN
Catlin Insurance Co., 7.249%, 144A (USD)(a),(d)	8,000,000	8,280,000

BRAZIL 0.2%
BANKS—FOREIGN
Banco do Brasil SA/Cayman, 9.00%, 144A (USD)(d)	4,780,000	4,660,978

FRANCE 1.4%
BANKS—FOREIGN 0.7%
BNP Paribas, 7.195%, 144A (USD)(a),(c),(d)	3,000,000	3,495,000
Credit Agricole SA, 6.625%, 144A (USD)(d)	2,200,000	2,101,607
Credit Agricole SA, 7.875%, 144A (USD)(a),(c),(d)	4,766,000	4,828,554
Societe Generale SA, 7.875%, 144A (USD)(a),(d)	5,000,000	5,001,250
		15,426,411

	Number of Shares	Value
INSURANCE 0.7%
LIFE/HEALTH INSURANCE 0.3%
La Mondiale Vie, 7.625% (USD)	7,250,000	$7,975,000

MULTI-LINE—FOREIGN 0.4%
AXA SA, 8.60%, due 12/15/30 (USD)(a)	5,000,000	6,737,500
Groupama SA, 6.375%	1,800,000	2,290,542
		9,028,042
TOTAL INSURANCE		17,003,042
TOTAL FRANCE		32,429,453

GERMANY 0.3%
BANKS—FOREIGN
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (USD)(a),(d)	5,000,000	5,925,000

IRELAND 0.1%
BANKS—FOREIGN
Baggot Securities Ltd., 10.24%, 144A (EUR)(d)	2,200,000	2,952,380

ITALY 0.5%
UTILITIES—ELECTRIC UTILITIES
Enel SpA, 8.75%, due 9/24/73, 144A (USD)(a),(d)	8,635,000	10,049,413

MEXICO 0.3%
INTEGRATED TELECOMMUNICATIONS SERVICES
America Movil SAB de CV, 6.375%, due 9/6/73, Series B (EUR)	4,000,000	5,854,239

NETHERLANDS 0.5%
BANKS—FOREIGN
Rabobank Nederland, 8.40% (USD)	4,000,000	4,415,000
Rabobank Nederland, 11.00%, 144A (USD)(a),(d)	5,120,000	6,784,000
		11,199,000
SPAIN 0.4%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 7.00%	2,800,000	3,731,292
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)	5,200,000	5,538,000
		9,269,292
SWEDEN 0.1%
BANKS—FOREIGN
Nordea Bank AB, 6.125%, 144A (USD)(d)	3,000,000	2,951,286

	Number of Shares	Value
SWITZERLAND 0.5%
BANKS—FOREIGN 0.3%
Credit Suisse Group AG, 7.50%, 144A (USD)(a),(d)	4,891,000	$5,147,778
UBS AG, 7.625%, due 8/17/22 (USD)(a),(c)	2,000,000	2,327,036
		7,474,814
INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25% (USD)	4,000,000	4,421,000
TOTAL SWITZERLAND		11,895,814

UNITED KINGDOM 2.9%
BANKS—FOREIGN
Barclays Bank PLC, 7.625%, due 11/21/22(a),(c)	2,500,000	2,691,250
Barclays Bank PLC, 6.86%, 144A (USD)(a),(d)	4,500,000	5,000,625
Barclays PLC, 8.00% (EUR)	2,150,000	2,837,759
Barclays PLC, 8.25% (USD)(a)	5,001,000	5,142,278
Coventry Building Society, 6.375%	1,500,000	2,325,337
HBOS Capital Funding LP, 6.85% (USD)	4,700,000	4,735,838
HSBC Capital Funding LP, 10.176%, 144A (USD)(d)	9,750,000	14,722,500
Lloyds Banking Group PLC, 7.50% (USD)(a)	4,934,000	5,094,355
Nationwide Building Society, 10.25%	6,030,000	12,219,419
Nationwide Building Society, 6.875%, Series EMTN	2,400,000	3,756,529
Royal Bank of Scotland Group PLC, 7.648% (USD)	5,904,000	6,937,200
TOTAL UNITED KINGDOM		65,463,090

UNITED STATES 6.0%
BANKS 1.9%
Bank of America Corp., 6.25%, Series X(a)	3,684,000	3,678,242
Farm Credit Bank of Texas, 6.75%, 144A(a),(d)	35,300	3,710,913
Farm Credit Bank of Texas, 10.00%, Series I(a)	7,000	8,769,687
JPMorgan Chase & Co., 7.90%, Series I(a),(c)	7,220,000	7,851,750
JPMorgan Chase & Co., 6.75%, Series S(a)	5,000,000	5,277,500
JPMorgan Chase & Co., 6.10%, Series X	2,850,000	2,830,030
Wells Fargo & Co., 7.98%, Series K(a),(c)	10,250,000	11,267,825
		43,385,947
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.3%
General Electric Capital Corp., 7.125%, Series A(a),(c)	5,000,000	5,796,265

FOOD 0.3%
Dairy Farmers of America, 7.875%, 144A(d),(e)	60,000	6,466,878

	Number of Shares	Value
INSURANCE 1.5%
LIFE/HEALTH INSURANCE 0.7%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(c),(d)	5,500,000	$7,067,500
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(c),(d)	6,500,000	9,408,750
		16,476,250
MULTI-LINE 0.5%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	8,420,000	11,388,050

PROPERTY CASUALTY 0.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(d)	6,000,000	7,087,500
TOTAL INSURANCE		34,951,800

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(d)	9,989	12,542,438

PIPELINES 0.6%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	8,000,000	9,040,000
Enterprise Products Operating LP, 8.375%, due 8/1/66(a),(c)	3,570,000	3,928,685
		12,968,685
UTILITIES—MULTI-UTILITIES 0.8%
Dominion Resources, 5.75%, due 10/1/54	6,213,000	6,299,553
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(c)	5,767,000	6,211,636
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	4,994,000	5,061,794
		17,572,983
TOTAL UNITED STATES		133,684,996
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$273,117,329)		309,645,445

	Principal Amount
CORPORATE BONDS —UNITED STATES 1.3%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(d)	$5,100,000	6,062,885

INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
Embarq Corp., 7.995%, due 6/1/36, 7.995%(a)	9,338,000	10,116,789

	Principal Amount	Value
Frontier Communications Corp., 9.00%, due 8/15/31(a),(c)	$12,450,000	$12,979,125
		23,095,914
TOTAL CORPORATE BONDS (Identified cost—$26,863,394)		29,158,799

		Number of Shares
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(f)		5,200,000	5,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,200,000)			5,200,000
TOTAL INVESTMENTS (Identified cost—$2,348,575,794)	137.2%		3,078,734,869
LIABILITIES IN EXCESS OF OTHER ASSETS	(37.2)		(834,266,285)
NET ASSETS (Equivalent to $26.19 per share based on 85,688,398 shares of common stock outstanding)	100.0%		$2,244,468,584

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)        All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,735,930,768 in aggregate has been pledged as collateral.

(b)        Non-income producing security.

(c)         A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $773,918,052 in aggregate has been rehypothecated.

(d)        Resale is restricted to qualified institutional investors. Aggregate holdings equal 6.2% of the net assets of the Fund, of which 0.3% are illiquid.

(e)         Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(f)          Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Electronic (Common)	20.5
Communications (Common)	16.1
Pipelines (Common)	18.1
Toll Roads (Common)	10.7
Railways (Common)	5.7
Gas Distribution (Common)	4.9
Banks—Foreign (Preferred)	4.6
Insurance (Preferred)	2.9
Airports (Common)	2.9
Marine Ports (Common)	2.5
Banks (Preferred)	2.4
Water (Common)	1.2
Shipping (Common)	1.1
Utilities (Preferred)	0.9
Integrated Telecommunications Services (Corporate Bonds)	0.7
Integrated Telecommunications Services (Preferred)	0.7
Other	0.7
Pipelines (Preferred)	0.6
Finance (Preferred)	0.6
Transport—Marine (Preferred)	0.5
Real Estate (Preferred)	0.5
Industrials (Preferred)	0.3
Electric—Integrated (Preferred)	0.3
Food (Preferred)	0.2
Insurance (Corporate Bonds)	0.2
Oil & Gas Exploration & Production (Preferred)	0.2
100.0

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Common Stock	$2,590,508,224	$2,590,508,224	$—	$—
Preferred Securities - $25 Par Value - United States	98,761,798	89,265,392	9,496,406	—
Preferred Securities - $25 Par Value - Other Countries	45,460,603	45,460,603	—	—
Preferred Securities - Capital Securities - United States	133,684,996	—	123,507,205	10,177,791	(b)
Preferred Securities - Capital Securities - Other Countries	175,960,449	—	175,960,449	—
Corporate Bonds	29,158,799	—	29,158,799	—
Money Market Funds	5,200,000	—	5,200,000	—
Total Investments(c)	$3,078,734,869	$2,725,234,219	$343,322,859	$10,177,791

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued by a pricing service which utilized independent broker quotes.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock - United States	Preferred Securities - Capital Securities - United Kingdom	Preferred Securities - Capital Securities - United States
Balance as of December 31, 2013	$28,363,430	$10,710,400	7,750,674	$9,902,356
Purchases	3,940,511	—	3,940,511	—
Amortization	(44)	—	(44)	—
Change in unrealized appreciation (depreciation)	(437,886)	(1,241,600)	528,279	275,435
Transfers out of Level 3(a)	(21,688,220)	(9,468,800)	(12,219,420)	—
Balance as of September 30, 2014	$10,177,791	—	—	$10,177,791

(a)As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used significant observable inputs and/or quoted prices in determining the value of the same investments.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $275,434.

Note 2.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,348,575,794
Gross unrealized appreciation	$751,177,672
Gross unrealized depreciation	(21,018,597)
Net unrealized appreciation	$730,159,075

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: November 25, 2014